Income taxes benefit (expense)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income taxes benefit (expense)
Note 13 - Income tax benefit (expense)
Income tax benefit (expense) recognized in the Consolidated Statement of Loss and Comprehensive Loss is as follows:

	For the year ended December 31,
	2024	2023	2022
Current income tax for the year	(35,585)	(13,725)	(21,144)
Deferred taxes	42,581	38,810	(7,629)
Foreign taxes	2,170	(15,633)	(984)
Total	$9,166	$9,452	$(29,757)
Information regarding current year income tax benefit (expense) based on the applicable UK rates are as follows:

	For the year ended December 31,
	2024	2023	2022
Loss before tax for the year	(2,059,063)	(1,191,327)	(449,260)
Tax according to the applicable tax rate[1]	514,766	280,200	85,359
Effect of different tax rates in other countries	(76,738)	(25,817)	16,559
Operating income/costs, non taxable2-3	(50,039)	19,924	85,861
Withholding tax	2,170	(15,634)	(983)
Not recognized tax losses carried forward	(276,790)	(209,739)	(188,757)
Non-recognition of deferred tax assets on other temporary differences	(104,779)	(40,585)	(12,185)
Recognition/derecognition of deferred taxes from previous year	1,228	124	(11,830)
Current tax related to previous year	(652)	979	(3,781)
Total	$9,166	$9,452	$(29,757)
1 - 2024: 25% (UK rate), 2023: 23.52% (UK rate), 2022: 19% (UK rate)
2 - 2024: Main non-taxable income attributable to the fair value changes of the earn-out rights, corresponding tax $35,115. Within the group there are non-deductible expenses such as non-deductible interest expenses in the parent company of corresponding tax $49,513. Other non-deductable items net $35,641 including non-taxable income.
3 - 2023: Main non-taxable income attributable to the fair value changes of the earn-out rights, corresponding tax $104,233. Within the group there are non-deductible expenses such as non-deductible interest expenses in the parent company of corresponding tax $15,300. Other nondeductible items net $69,009 , including non-taxable income.
Information regarding the composition of recognized deferred tax assets is as follows:

	As of December 31,
Specification of deferred tax assets	2024	2023
Right-of use assets	31,361	30,068
Inventory	27,209	17,400
Provisions for residual value risks	17,295	—
Warranty	12,584	10,732
Accruals	10,759	22,560
Tax losses carried forward	8,340	30,131
Tangible assets	6,309	612
Other temporary differences	1,404	4,380
Recognized value of deferred tax assets as of December 31	$115,261	$115,883

Netting of asset and liability tax positions	(33,707)	(73,547)
Deferred tax assets as of December 31	$81,554	$42,336
Information regarding the composition of recognized deferred tax liabilities is as follows:

	As of December 31,
Specification of deferred tax liabilities	2024	2023
Lease liability	27,024	29,430
Accruals	5,374	13,008
Inventory	1,491	4,360
Intangible assets	448	23,825
Warranty	—	6,259
Recognized value of deferred tax liabilities as of December 31	$34,337	$76,882
Netting of asset and liability tax position	(33,707)	(73,547)
Deferred tax liability as of December 31	$630	$3,335
All changes in deferred tax assets and liabilities have been reported in the Consolidated Statement of Loss and Comprehensive Loss for the years ended December 31, 2024, 2023, and 2022 respectively. Deferred taxes have been calculated by applying the tax rate per jurisdiction.
2024 was the first year Polestar calculated and posted a provision for residual value guarantee, hence there is no comparative figure for 2023.
Information regarding the recognition deferred tax assets:
The Group recognizes deferred tax assets to the extent that the Group believes that the likelihood of recognition is probable. In making such a determination, the Group considers reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies and the results of recent operations. Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used. Significant management judgements and assumptions are required in determining the recognition of deferred tax assets related to tax losses and other temporary deductible differences. A change in judgement or assumption could have a material impact on the recognition of deferred tax assets.
As of December 31, 2024 and 2023, the Group made the judgement that there is not sufficient, objectively verifiable evidence available which would demonstrate that it is more likely than not that the Group would be able to realize all deferred tax assets in the future. This resulted in deferred tax assets on tax loss carry forwards not being recognized amounting to $1,044,029 and $698,037 as of December 31, 2024 and 2023, respectively.
Tax loss carryforwards through the year of expiration are as follows:

	As of December 31,
	2024	2023
2025	2,425	—
2026	165,344	169,970
2027	103,696	109,965
2028	143,178	146,459
2029	311,913	135,403
2030 onwards	4,229,307	2,814,699
Tax loss carryforwards as of December 31	$4,955,863	$3,376,496
The increase in tax losses available for carryforward are mainly attributable to losses incurred as a consequence of the Group scaling its research and development expense to meet the demands of the growing business.
As of December 31, 2024, the Group had unused tax losses of $4,955,863, for which no deferred tax assets had been recognized due to unpredictability of future profit streams. As of December 31, 2024 and 2023, tax losses in Sweden of $4,031,242 and $2,814,699 respectively, have an indefinite carryforward period. As of December 31, 2024 and 2023, $885,091 and $545,618, respectively, have a five-year carryforward period.
In addition to the losses referred to above, the Group also had deferred tax assets arising on other temporary differences of $574,087 and $423,744 as of December 31, 2024 and 2023, respectively, where no deferred tax assets have been recognized.
Pillar Two
The Pillar Two legislation has been enacted or substantively enacted in several of the jurisdictions in which the Polestar Group operates. The legislation is effective for the Group’s financial year beginning January 1, 2024. The Group is in scope of the enacted or substantively enacted legislation and has performed an assessment of the Group’s potential exposure to Pillar Two income taxes for the current year ending on December 31, 2024.
The assessment of the exposure to Pillar Two income taxes is based on the Group’s Consolidated Financial Statements for the current year. Based on the assessment performed, the transitional safe harbor relief applies for most jurisdictions, with the exception of Denmark, Ireland, and Portugal. The full effective tax rate (ETR) calculations for Denmark, Ireland, and Portugal result in an ETR lower than 15%.
The Group’s Pillar Two income tax expense is immaterial and relates to profits earned in Denmark, Ireland, and Portugal.
The Group has determined that the Pillar Two income tax – which it is required to pay under Pillar Two legislation – is an income tax in scope of IAS 12. The Group has applied a temporary mandatory relief from deferred tax accounting. Any Pillar Two income taxes are accounted for as current taxes.